GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL

NOTE 7:-	GOODWILL

Goodwill relates to two reporting unit within the Perimeter Products segment and the Cyber segment.

Changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 are as follows:

	Perimeter Products	Cyber	Total

As of January 1, 2012	$1,970	$-	$1,970

Foreign currency translation adjustments	44	-	44

As of December 31, 2012	2,014	-	2,014

Acquisition of CyberSeal	-	3,181	3,181
Foreign currency translation adjustments	(23)	245	222

As of December 31, 2013	$1,991	$3,426	$5,417